Summary of Significant Accounting Policies (Details 2)	1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 15, 2011	Dec. 31, 2012	Dec. 31, 2010
ConocoPhillips
Concentrations of credit and significant customers
Total sales revenues (as a percent)	25.00%	18.00%	16.00%	16.00%
Seminole Energy Services
Concentrations of credit and significant customers
Total sales revenues (as a percent)	16.00%	12.00%		13.00%
Upstream Energy
Concentrations of credit and significant customers
Total sales revenues (as a percent)	12.00%			10.00%
Sunoco
Concentrations of credit and significant customers
Total sales revenues (as a percent)		16.00%	17.00%	10.00%
Shell Trading Company
Concentrations of credit and significant customers
Total sales revenues (as a percent)			10.00%